Property and Equipment - Changes in Carrying Value of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 54,796
Capital work-in-progress	2,366	$ 1,282
Ending balance	60,606	54,796
Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	210,573	193,261
Additions	23,835	20,106
On acquisition		4,743
Disposals/retirements	(7,400)	(6,782)
Translation adjustments	3,507	(755)
Ending balance	230,515	210,573
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	157,059	147,025
Depreciation	19,954	16,903
Disposals/retirements	(7,357)	(5,942)
Translation adjustments	2,619	(927)
Ending balance	172,275	157,059
Buildings [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,246	10,150
Translation adjustments	(23)	96
Ending balance	10,223	10,246
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,208	3,661
Depreciation	514	505
Translation adjustments	(12)	42
Ending balance	4,710	4,208
Computers and software [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	69,871	69,203
Additions	4,597	4,411
On acquisition		1,014
Disposals/retirements	(3,350)	(3,407)
Translation adjustments	1,965	(1,350)
Ending balance	73,083	69,871
Computers and software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	59,811	58,768
Depreciation	6,442	5,742
Disposals/retirements	(3,345)	(3,327)
Translation adjustments	1,822	(1,372)
Ending balance	64,730	59,811
Furniture, fixtures and office equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	68,877	60,860
Additions	9,389	7,455
On acquisition		1,895
Disposals/retirements	(1,718)	(1,619)
Translation adjustments	839	286
Ending balance	77,387	68,877
Furniture, fixtures and office equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51,431	47,375
Depreciation	6,623	5,126
Disposals/retirements	(1,674)	(1,241)
Translation adjustments	512	171
Ending balance	56,892	51,431
Vehicles [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	587	459
Additions	93	135
On acquisition		14
Disposals/retirements	(29)	(33)
Translation adjustments	5	12
Ending balance	656	587
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	429	347
Depreciation	97	92
Disposals/retirements	(30)	(20)
Translation adjustments	1	10
Ending balance	497	429
Leasehold improvements [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	60,992	52,589
Additions	9,756	8,105
On acquisition		1,820
Disposals/retirements	(2,303)	(1,723)
Translation adjustments	721	201
Ending balance	69,166	60,992
Leasehold improvements [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	41,180	36,874
Depreciation	6,278	5,438
Disposals/retirements	(2,308)	(1,354)
Translation adjustments	296	222
Ending balance	$ 45,446	$ 41,180